Tax Receivables and Tax Payables - Summary of Breakdown in Account (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Tax Receivables And Tax Payables [Abstract]
Tax Receivables	€ 25,063	€ 14,188
Tax Payables	€ 19,440	€ 18,543